PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
PREPAID EXPENSES AND OTHER CURRENT ASSETS [abstract]
Schedule of prepaid expenses and other current assets

	December 31,
	2017	2018
	RMB	RMB

Other receivables	17,704	26,455
Advances to suppliers	4,901	5,937
Value-added input tax to be deducted	17,926	21,331
Prepaid income tax	398	300
	40,929	54,023